Inventory	12 Months Ended
Mar. 31, 2014
Inventory Disclosure [Abstract]
Inventory

4. Inventory

	March 31, 2014	March 31, 2013
Finished goods	$77,212	$59,972
Raw materials	10,369	10,577
Provision for obsolescence	(9,390)	(4,787)

	$78,191	$65,762

The provision for obsolescence is related to finished goods and raw materials inventory.